Share Capital (Stock Options and Warrants) (Details)				12 Months Ended
	Oct. 16, 2017 USD ($) shares yr	Aug. 31, 2017 USD ($) shares yr	Oct. 13, 2015 USD ($) yr	Jun. 30, 2018 USD ($) shares yr $ / shares	Jun. 30, 2016 USD ($) shares	Sep. 08, 2018 shares	Aug. 31, 2018 shares	Jun. 30, 2017 shares	Jun. 30, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding				4,500,000					6,800,000
Percentage of options held by individual at one time				7.50%
Weighted average remaining contractual life | yr				0.18
Fair value of stock options | $	$ 1,150	$ 40,800
Stock option grant	500,000	4,000,000		4,500,000
Exercise price of option | $	$ 0.15	$ 0.15		$ 0.15
Option term | yr	1	1		1
Expiry period	17 October 2018	31 August 2018
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding				25,000,000
Related Parties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net percentage of issued and outstanding common shares				15.00%
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding				31,350,000	2,550,000			2,000,000	9,462,500
Stock option grant				31,350,000	2,000,000
Exercise price of option | $				$ 0.1	$ 0.01
Option term | yr				1
Expiry period				30 June 2020
Unexercised warrant expired				10,350,000
Outstanding and unexercised share purchase warrant				15,000,000		1,000,000	14,000,000
Change in exercise price | $ / shares				$ 0.05
Fair value of warrants issued | $			$ 26,200
Expected dividend yield			0.00%
Expected stock price volatility			86.00%
Risk-free interest rate			0.64%
Expected life of warrants (years) | yr			2.22